UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02589

Investment Company Act File Number

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance

Tax-Managed Growth Fund 1.0

September 30, 2014 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a diversified series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2014, the value of the Fund’s investment in the Portfolio was $807,987,807 and the Fund owned 8.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 3.9%
Boeing Co. (The)	950,771	$121,109,210
General Dynamics Corp.	101,500	12,899,635
Honeywell International, Inc.	288,222	26,839,233
Huntington Ingalls Industries, Inc.	2,546	265,319
Lockheed Martin Corp.	16,042	2,932,157
Northrop Grumman Corp.	15,277	2,012,897
Precision Castparts Corp.	19,025	4,506,642
Raytheon Co.	51,795	5,263,408
Rockwell Collins, Inc.	166,787	13,092,779
United Technologies Corp.	1,949,409	205,857,590

		$394,778,870

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	531,225	$35,230,842
FedEx Corp.	262,219	42,335,258
United Parcel Service, Inc., Class B	663,936	65,258,269

		$142,824,369

Auto Components — 0.4%
BorgWarner, Inc.	2,000	$105,220
Johnson Controls, Inc.	850,788	37,434,672

		$37,539,892

Automobiles — 0.0%(1)
Daimler AG	20,000	$1,526,000
Harley-Davidson, Inc.	800	46,560

		$1,572,560

Banks — 6.3%
Bank of America Corp.	1,531,833	$26,117,753
Bank of Montreal	26,370	1,941,359
BB&T Corp.	1,041,059	38,737,805
Citigroup, Inc.	793,170	41,102,069
Comerica, Inc.	126,791	6,321,799
Fifth Third Bancorp	967,608	19,371,512
HSBC Holdings PLC	220,592	2,246,768
HSBC Holdings PLC ADR	424	21,573
ING Groep NV ADR(2)	131,385	1,864,353
JPMorgan Chase & Co.	3,221,463	194,060,931
KeyCorp	111,353	1,484,336
M&T Bank Corp.	17,293	2,132,054
PNC Financial Services Group, Inc. (The)	59,304	5,075,236
Regions Financial Corp.	189,147	1,899,036
Royal Bank of Canada	148,562	10,614,755
Societe Generale SA	460,793	23,504,074
SunTrust Banks, Inc.	327,060	12,438,092
Synovus Financial Corp.	1,565	36,997
Toronto-Dominion Bank (The)	29,644	1,464,117
U.S. Bancorp	2,338,753	97,830,038
Wells Fargo & Co.	2,813,470	145,934,689
Zions Bancorporation	38,805	1,127,673

		$635,327,019

Security	Shares	Value
Beverages — 3.0%
Boston Beer Co., Inc. (The), Class A(2)	2,200	$487,872
Coca-Cola Co. (The)	2,690,181	114,763,122
Coca-Cola Enterprises, Inc.	31,501	1,397,384
Molson Coors Brewing Co., Class B	186,000	13,845,840
Monster Beverage Corp.(2)	16,517	1,514,113
PepsiCo, Inc.	1,831,657	170,508,950

		$302,517,281

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.(2)	59,700	$9,899,454
Alexion Pharmaceuticals, Inc.(2)(3)	15,722	2,606,109
Alexion Pharmaceuticals, Inc.(2)(3)	12,388	2,053,151
Amgen, Inc.	979,716	137,610,909
Biogen Idec, Inc.(2)	39,932	13,209,905
Celgene Corp.(2)	42,310	4,010,142
Gilead Sciences, Inc.(2)	778,115	82,830,342
Pharmacyclics, Inc.(2)	8,000	939,440
Vertex Pharmaceuticals, Inc.(2)	160,000	17,969,600

		$271,129,052

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$65,776

		$65,776

Capital Markets — 5.0%
Affiliated Managers Group, Inc.(2)	275	$55,099
Ameriprise Financial, Inc.	189,481	23,378,166
Bank of New York Mellon Corp. (The)	601,073	23,279,557
BlackRock, Inc.	3,984	1,308,027
Charles Schwab Corp. (The)	1,684,916	49,519,681
E*TRADE Financial Corp.(2)	4,593	103,756
Franklin Resources, Inc.	1,125,938	61,487,474
Goldman Sachs Group, Inc. (The)	532,816	97,809,033
Legg Mason, Inc.	96,941	4,959,502
LPL Financial Holdings, Inc.	42,465	1,955,513
Morgan Stanley	2,514,650	86,931,450
Northern Trust Corp.	709,098	48,239,937
State Street Corp.	740,415	54,501,948
Stifel Financial Corp.(2)(3)	93,119	4,364,167
T. Rowe Price Group, Inc.	554,173	43,447,163
UBS AG(2)	29,488	512,207
Waddell & Reed Financial, Inc., Class A	8,833	456,578

		$502,309,258

Chemicals — 2.2%
Air Products and Chemicals, Inc.	7,660	$997,179
Albemarle Corp.	22,063	1,299,511
Ashland, Inc.	25,092	2,612,077
Dow Chemical Co. (The)	153,238	8,035,801
E.I. du Pont de Nemours & Co.	914,785	65,644,971
Eastman Chemical Co.	1,500	121,335
Ecolab, Inc.	474,338	54,468,232
Monsanto Co.	505,820	56,909,808
NewMarket Corp.	4,549	1,733,260
PPG Industries, Inc.	115,228	22,669,957
Praxair, Inc.	3,478	448,662
Valspar Corp. (The)	20,000	1,579,800
Westlake Chemical Corp.	1,000	86,590

		$216,607,183

Security	Shares	Value
Commercial Services & Supplies — 0.3%
ADT Corp. (The)	10,627	$376,834
Cintas Corp.	52,914	3,735,199
Pitney Bowes, Inc.	14,270	356,607
Stericycle, Inc.(2)	124,800	14,546,688
Tyco International, Ltd.	96,051	4,280,993
Waste Management, Inc.	108,226	5,143,982

		$28,440,303

Communications Equipment — 2.3%
Brocade Communications Systems, Inc.	176,629	$1,919,957
Cisco Systems, Inc.	1,458,595	36,712,836
Juniper Networks, Inc.	5,092	112,788
Motorola Solutions, Inc.	2,509	158,770
Nokia Oyj ADR	192	1,624
Palo Alto Networks, Inc.(2)	20,808	2,041,265
QUALCOMM, Inc.	2,527,691	188,995,456

		$229,942,696

Construction & Engineering — 0.0%(1)
Jacobs Engineering Group, Inc.(2)	56,851	$2,775,466

		$2,775,466

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,331,203

		$1,331,203

Consumer Finance — 1.3%
American Express Co.	832,717	$72,896,046
Capital One Financial Corp.	77,228	6,303,349
Discover Financial Services	831,233	53,523,093
Navient Corp.	10,200	180,642
SLM Corp.	10,200	87,312

		$132,990,442

Distributors — 0.2%
Genuine Parts Co.	188,424	$16,526,669

		$16,526,669

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$687,833

		$687,833

Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class A(2)	464	$96,001,600
Berkshire Hathaway, Inc., Class B(2)	945,748	130,645,629
CBOE Holdings, Inc.	140,951	7,544,402
CME Group, Inc.	156,841	12,540,222
Intercontinental Exchange, Inc.	14,292	2,787,655
McGraw Hill Financial, Inc.	86,290	7,287,190
Moody’s Corp.	179,322	16,945,929

		$273,752,627

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	189,064	$6,662,615
CenturyLink, Inc.	4,871	199,175
Deutsche Telekom AG ADR	50,092	757,391
Frontier Communications Corp.	32,628	212,408
Verizon Communications, Inc.	416,626	20,827,134
Windstream Holdings, Inc.	70,866	763,936

		$29,422,659

Security	Shares	Value
Electric Utilities — 0.1%
Duke Energy Corp.	50,098	$3,745,827
Exelon Corp.	6,820	232,494
NextEra Energy, Inc.	63,830	5,992,360
Southern Co. (The)	70,667	3,084,615

		$13,055,296

Electrical Equipment — 1.4%
AMETEK, Inc.	18,787	$943,295
Eaton Corp. PLC	34,084	2,159,903
Emerson Electric Co.	2,017,342	126,245,263
Rockwell Automation, Inc.	121,000	13,295,480

		$142,643,941

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,433,091	$27,715,980
Knowles Corp.(2)	174,670	4,628,755
TE Connectivity, Ltd.	687	37,984

		$32,382,719

Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	93,118	$6,058,257
Halliburton Co.	849,351	54,791,633
Schlumberger, Ltd.	1,210,155	123,060,662
Transocean, Ltd.	72,599	2,320,990

		$186,231,542

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	873,262	$109,437,194
CVS Health Corp.	1,276,935	101,631,257
Kroger Co. (The)	35,843	1,863,836
Sysco Corp.	324,289	12,306,767
Wal-Mart Stores, Inc.	1,300,464	99,446,482
Walgreen Co.	280,773	16,641,416

		$341,326,952

Food Products — 1.8%
Archer-Daniels-Midland Co.	179,036	$9,148,740
Campbell Soup Co.	7,981	341,028
ConAgra Foods, Inc.	65,155	2,152,721
Flowers Foods, Inc.	47,169	866,023
General Mills, Inc.	13,987	705,644
Hain Celestial Group, Inc. (The)(2)	658	67,346
Hershey Co. (The)	510,840	48,749,461
Kellogg Co.	50,325	3,100,020
Keurig Green Mountain, Inc.	75,000	9,759,750
Kraft Foods Group, Inc.	58,861	3,319,760
McCormick & Co., Inc.	43,734	2,925,805
Mondelez International, Inc., Class A	186,552	6,392,204
Nestle SA	1,193,644	87,722,064
Unilever NV - NY Shares	4,636	183,957

		$175,434,523

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,549,893	$64,460,050
Bard (C.R.), Inc.	25,000	3,567,750
Baxter International, Inc.	222,708	15,983,753
Becton, Dickinson and Co.	72,178	8,214,578
Boston Scientific Corp.(2)	26,929	318,032
CareFusion Corp.(2)	70,668	3,197,727
Covidien PLC	64,606	5,589,065
Intuitive Surgical, Inc.(2)	14,000	6,465,480

Security	Shares	Value
Medtronic, Inc.	257,820	$15,971,949
St. Jude Medical, Inc.	135,348	8,138,475
Stryker Corp.	189,350	15,290,013
Zimmer Holdings, Inc.	133,186	13,391,852

		$160,588,724

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	266,694	$20,615,446
Cardinal Health, Inc.	141,336	10,588,893
Cigna Corp.	54,122	4,908,324
Express Scripts Holding Co.(2)	367,509	25,957,161
HCA Holdings, Inc.(2)	145,114	10,233,440
Henry Schein, Inc.(2)	845	98,417
McKesson Corp.	2,384	464,093
PharMerica Corp.(2)	1,805	44,096
UnitedHealth Group, Inc.	62,367	5,379,154
WellPoint, Inc.	54,347	6,500,988

		$84,790,012

Hotels, Restaurants & Leisure — 2.8%
Carnival Corp.	144,193	$5,792,233
Chipotle Mexican Grill, Inc.(2)	659	439,283
International Game Technology	459,500	7,751,765
Interval Leisure Group, Inc.	5,349	101,898
Marriott International, Inc., Class A	493,863	34,521,024
Marriott Vacations Worldwide Corp.(2)	2,597	164,676
McDonald’s Corp.	740,787	70,234,015
Starbucks Corp.	1,868,016	140,960,487
Yum! Brands, Inc.	217,603	15,663,064

		$275,628,445

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$8,557,415

		$8,557,415

Household Products — 1.6%
Clorox Co. (The)	7,570	$727,023
Colgate-Palmolive Co.	1,173,693	76,548,257
Kimberly-Clark Corp.	19,648	2,113,535
Procter & Gamble Co. (The)	923,751	77,354,909

		$156,743,724

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$24,531

		$24,531

Industrial Conglomerates — 2.5%
3M Co.	800,009	$113,345,275
Danaher Corp.	43,555	3,309,309
General Electric Co.	5,064,308	129,747,571

		$246,402,155

Insurance — 1.1%
Aegon NV ADR	5,088,862	$41,830,446
Aflac, Inc.	193,292	11,259,259
Allstate Corp. (The)	583	35,779
Aon PLC	24,650	2,161,065
Chubb Corp.	25,044	2,281,008
Cincinnati Financial Corp.	135,528	6,376,592
Hartford Financial Services Group, Inc.	5,762	214,635
Manulife Financial Corp.	29,582	569,453
Marsh & McLennan Cos., Inc.	25,000	1,308,500

Security	Shares	Value
Progressive Corp.	1,210,059	$30,590,292
Torchmark Corp.	78,643	4,118,534
Travelers Companies, Inc. (The)	76,125	7,151,182

		$107,896,745

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(2)	237,482	$76,573,696
Expedia, Inc.	2,575	225,622
Priceline Group, Inc. (The)(2)	50	57,929

		$76,857,247

Internet Software & Services — 5.6%
Akamai Technologies, Inc.(2)	200,000	$11,960,000
AOL, Inc.(2)	5,317	238,999
eBay, Inc.(2)	1,264,958	71,634,572
Facebook, Inc., Class A(2)	2,100,033	165,986,608
Google, Inc., Class A(2)	218,904	128,805,303
Google, Inc., Class C(2)	230,709	133,202,148
IAC/InterActiveCorp	14,528	957,395
LinkedIn Corp., Class A(2)	4,537	942,743
Pandora Media, Inc.(2)	37,000	893,920
Twitter, Inc.(2)	693,722	35,782,181
VeriSign, Inc.(2)	14,758	813,461
Yahoo! Inc.(2)	135,430	5,518,773

		$556,736,103

IT Services — 2.0%
Accenture PLC, Class A	1,317,066	$107,103,807
Automatic Data Processing, Inc.	102,170	8,488,284
Broadridge Financial Solutions, Inc.	1,652	68,773
Cognizant Technology Solutions Corp., Class A(2)	3,510	157,143
Fidelity National Information Services, Inc.	63,590	3,580,117
Fiserv, Inc.(2)	34,044	2,200,434
International Business Machines Corp.	242,563	46,045,734
Paychex, Inc.	693,512	30,653,230
Total System Services, Inc.	32,405	1,003,259
Visa, Inc., Class A	766	163,441
Western Union Co.	60,362	968,207

		$200,432,429

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$812,409
Polaris Industries, Inc.	1,400	209,706

		$1,022,115

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	481,172	$27,417,181
Illumina, Inc.(2)	10,000	1,639,200
Thermo Fisher Scientific, Inc.	18,700	2,275,790

		$31,332,171

Machinery — 2.4%
Caterpillar, Inc.	136,623	$13,529,776
Deere & Co.	1,141,197	93,566,742
Donaldson Co., Inc.	23,332	947,979
Dover Corp.	343,663	27,606,449
Illinois Tool Works, Inc.	1,034,459	87,329,029
Manitowoc Co., Inc. (The)	45,741	1,072,626
PACCAR, Inc.	125,452	7,135,083
Parker-Hannifin Corp.	16,957	1,935,642
Pentair PLC	4,872	319,067
Snap-On, Inc.	8,911	1,078,944

Security	Shares	Value
WABCO Holdings, Inc.(2)	1,156	$105,138
Wabtec Corp.	12,082	979,125

		$235,605,600

Media — 3.6%
CBS Corp., Class B	129,378	$6,921,723
Comcast Corp., Class A	195,330	10,504,848
Comcast Corp., Special Class A	1,434,304	76,735,264
DIRECTV(2)	33,786	2,923,165
Discovery Communications, Inc., Class A(2)	6,930	261,954
Discovery Communications, Inc., Class C(2)	20,394	760,288
Gannett Co., Inc.	3,563	105,714
Liberty Global PLC, Series A(2)	8,854	376,649
Liberty Global PLC, Series C(2)	27,614	1,132,588
Liberty Media Corp., Class A(2)	12,367	583,475
Liberty Media Corp., Class C(2)	24,734	1,162,251
News Corp., Class A(2)	24	392
Omnicom Group, Inc.	142,077	9,783,422
Time Warner Cable, Inc.	12,203	1,751,009
Time Warner, Inc.	363,259	27,320,709
Time, Inc.(2)	45,407	1,063,886
Twenty-First Century Fox, Inc., Class A	97	3,326
Viacom, Inc., Class B	133,554	10,275,645
Walt Disney Co. (The)	2,338,168	208,167,097

		$359,833,405

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$848,908
Cliffs Natural Resources, Inc.	249,622	2,591,076
Freeport-McMoRan, Inc.	450,138	14,697,006
Glencore PLC(2)	598,405	3,314,170
Nucor Corp.	230,000	12,484,400

		$33,935,560

Multi-Utilities — 0.0%(1)
Dominion Resources, Inc.	3,244	$224,128
Sempra Energy	1,443	152,063

		$376,191

Multiline Retail — 0.1%
Target Corp.	158,384	$9,927,509

		$9,927,509

Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	923,255	$93,654,987
Antero Resources Corp.(2)	109,563	6,013,913
Apache Corp.	767,173	72,014,530
BP PLC ADR	169,801	7,462,754
Cheniere Energy, Inc.(2)	76,775	6,144,303
Cheniere Energy, Inc.(2)(3)	240,000	19,207,200
Chevron Corp.	595,288	71,029,764
ConocoPhillips	263,964	20,198,525
Devon Energy Corp.	570,333	38,885,304
EOG Resources, Inc.	3,600	356,472
Exxon Mobil Corp.	2,233,153	210,028,040
Hess Corp.	39,579	3,733,091
Marathon Oil Corp.	185,039	6,955,616
Marathon Petroleum Corp.	87,519	7,410,234
Murphy Oil Corp.	80,200	4,564,182
Occidental Petroleum Corp.	5,000	480,750
Phillips 66	141,303	11,489,347
Range Resources Corp.	4,900	332,269

Security	Shares	Value
Royal Dutch Shell PLC Class A, ADR	70,142	$5,339,911
Spectra Energy Corp.	8,040	315,650
Williams Cos., Inc.	2,000	110,700
WPX Energy, Inc.(2)	666	16,024

		$585,743,566

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,947,950

		$1,947,950

Pharmaceuticals — 8.2%
AbbVie, Inc.	1,603,383	$92,611,402
Actavis PLC(2)	27,476	6,629,409
Allergan, Inc.	340,104	60,603,132
Bristol-Myers Squibb Co.	1,721,205	88,091,272
Eli Lilly & Co.	1,164,775	75,535,659
GlaxoSmithKline PLC ADR	175,853	8,083,962
Johnson & Johnson	1,759,678	187,564,078
Mallinckrodt PLC(2)	23,268	2,097,610
Merck & Co., Inc.	1,166,617	69,157,056
Novartis AG ADR	87,318	8,219,243
Novo Nordisk A/S ADR	1,249,240	59,488,809
Pfizer, Inc.	2,085,063	61,655,313
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	89,863,873
Zoetis, Inc.	361,174	13,345,379

		$822,946,197

Professional Services — 0.0%(1)
Nielsen NV	70,356	$3,118,881

		$3,118,881

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,200	$38,232

		$38,232

Road & Rail — 0.4%
CSX Corp.	17,590	$563,936
Kansas City Southern	5,386	652,783
Norfolk Southern Corp.	55,662	6,211,879
Union Pacific Corp.	295,176	32,002,982

		$39,431,580

Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	599,209	$29,654,853
Applied Materials, Inc.	723,318	15,630,902
Broadcom Corp., Class A	950,110	38,403,446
Cypress Semiconductor Corp.(2)	1,108	10,941
Intel Corp.	8,371,162	291,483,861
Linear Technology Corp.	18,494	820,949
Linear Technology Corp.(3)	50,000	2,219,500
Maxim Integrated Products, Inc.	223,099	6,746,514
Microchip Technology, Inc.	23,733	1,120,910
NVIDIA Corp.	284,500	5,249,025
Texas Instruments, Inc.	1,013,297	48,324,134
Xilinx, Inc.	90,186	3,819,377

		$443,484,412

Software — 3.6%
Activision Blizzard, Inc.	207,751	$4,319,143
Adobe Systems, Inc.(2)	409,776	28,352,402
CA, Inc.	7,339	205,052
Check Point Software Technologies, Ltd.(2)	150,000	10,386,000

Security	Shares	Value
Microsoft Corp.	3,110,214	$144,189,521
Oracle Corp.	4,157,119	159,134,515
ServiceNow, Inc.(2)	182,216	10,710,657
Symantec Corp.	72,900	1,713,879
Tableau Software, Inc., Class A(2)	13,699	995,232

		$360,006,401

Specialty Retail — 2.9%
Best Buy Co., Inc.	133,011	$4,467,840
Gap, Inc. (The)	89,138	3,716,163
GNC Holdings, Inc., Class A	900	34,866
Home Depot, Inc. (The)	1,177,530	108,026,602
L Brands, Inc.	41,877	2,804,921
Lowe’s Companies, Inc.	247,507	13,098,070
Murphy USA, Inc.(2)	19,669	1,043,637
Ross Stores, Inc.	16,500	1,247,070
Staples, Inc.	144,626	1,749,975
TJX Cos., Inc. (The)	2,440,256	144,389,948
Tractor Supply Co.	82,143	5,052,616

		$285,631,708

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	2,935,595	$295,761,196
EMC Corp.	2,797,592	81,857,542
Hewlett-Packard Co.	31,477	1,116,489
NetApp, Inc.	414,967	17,826,983

		$396,562,210

Textiles, Apparel & Luxury Goods — 2.3%
Coach, Inc.	10,800	$384,588
Hanesbrands, Inc.	197,643	21,234,764
NIKE, Inc., Class B	2,323,098	207,220,342
VF Corp.	97,407	6,431,784

		$235,271,478

Tobacco — 0.4%
Altria Group, Inc.	111,248	$5,110,733
Philip Morris International, Inc.	391,253	32,630,500

		$37,741,233

Trading Companies & Distributors — 0.0%(1)
United Rentals, Inc.(2)	2,000	$222,200

		$222,200

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	136,795	$3,447,234
Sprint Nextel Corp.(2)	135,160	856,914
Vodafone Group PLC ADR	97,896	3,219,800

		$7,523,948

Total Common Stocks (identified cost $5,129,726,595)		$9,877,976,208

Preferred Stocks — 0.0%

Security	Shares	Value
Banks — 0.0%
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$3,248

Total Rights (identified cost $16,440)		$3,248

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$127,308	$127,307,832

Total Short-Term Investments (identified cost $127,307,832)		$127,307,832

Total Investments — 99.9% (identified cost $5,257,055,796)		$10,005,287,288

Other Assets, Less Liabilities — 0.1%		$9,724,974

Net Assets — 100.0%		$10,015,012,262

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $116,334.

The Portfolio did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,790,248,513

Gross unrealized appreciation	$8,215,407,890
Gross unrealized depreciation	(369,115)

Net unrealized appreciation	$8,215,038,775

At September 30, 2014, the Portfolio owned the following securities (representing 0.30% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Alexion Pharmaceuticals, Inc.	6/26/14	6/26/15	15,722	$2,500,091	$2,606,109
Alexion Pharmaceuticals, Inc.	9/18/14	9/18/15	12,388	2,000,033	2,053,151
Cheniere Energy, Inc.	12/19/13	12/19/14	240,000	9,880,729	19,207,200
Linear Technology Corp.	12/19/13	12/19/14	50,000	2,225,943	2,219,500
Stifel Financial Corp.	9/18/14	9/18/15	93,119	4,500,053	4,364,167

Total Restricted Securities				$21,106,849	$30,450,127

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$1,309,056,276	$—		$—	$1,309,056,276
Consumer Staples	927,989,599	87,722,064		—	1,015,711,663
Energy	771,975,108	—		—	771,975,108
Financials	1,622,161,083	30,153,240		—	1,652,314,323
Health Care	1,366,126,895	4,659,261		—	1,370,786,156
Industrials	1,236,309,141	—		—	1,236,309,141
Information Technology	2,219,546,970	—		—	2,219,546,970
Materials	248,559,777	3,314,169		—	251,873,946
Telecommunication Services	36,946,607	—		—	36,946,607
Utilities	13,456,018	—		—	13,456,018
Total Common Stocks	$9,752,127,474	$125,848,734	**	$—	$9,877,976,208
Preferred Stocks	$—	$—		$0	$0
Rights	3,248	—		—	3,248
Short-Term Investments	—	127,307,832		—	127,307,832
Total Investments	$9,752,130,722	$253,156,566		$0	$10,005,287,288

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2014 is not presented. At September 30, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014